Right of Use Assets and Operating Lease Liability (Tables)	12 Months Ended
Dec. 31, 2024
Right of Use Assets and Operating Lease Liability [Abstract]
Schedule of Information Pertaining to Lease Amounts Recognized

Information pertaining to lease amounts recognized in our consolidated financial statements is summarized as follows:

	As of December 31,
	2024	2023
Leasehold buildings	$3,611,792	$3,648,367
Accumulated amortization	(1,671,677)	(957,846)
ROU assets, net of accumulated amortization	$1,940,115	$2,690,521

Schedule of Operating Lease Costs
	For the years ended December 31,
	2024	2023	2022
Operating lease cost:
Operating lease costs	$148,921	$114,694	$283,521
Short-term lease costs	497,785	246,489	362,665
	$646,706	$361,183	$646,186

Supplemental cash flow information:
Operating cash flows from operating leases	$450,780	$295,416	$177,779
Right-of-use obtained in exchange for new operating lease liabilities	91,718	3,045,610	61,022
Weighted-average remaining lease term (years):
Operating leases	3.12	5.04	1.33

Schedule of Weighted-Average Discount Rate for Operating Leases

As of December 31, 2024 and 2023, the weighted-average discount rate for operating leases was 6.0% and 6.0%, respectively.

Operating leases
Years Ended December 31,
2025	$790,026
2026	695,623
2027	693,249
2028	207,975
Total operating lease payment	2,386,873
Less: Imputed interest	(203,343)
Present value of operating lease liabilities	2,183,529

Operating lease liabilities – current	$684,143
Operating lease liabilities – non-current	$1,499,386